Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ 8,354,672	$ 8,763,438
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	15,691,168	15,957,450
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(7,336,496)	(7,194,012)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,107,981	1,189,709	$ 1,059,070
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,107,981	1,189,709
Land
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	158,894	163,522	163,660
Land | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	158,894	163,522
Buildings
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	253,311	257,147	137,455
Buildings | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	479,161	493,914
Buildings | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(225,850)	(236,767)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,384,704	3,585,593	3,722,183
Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,894,543	6,942,941
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(3,509,839)	(3,357,348)
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,268,658	3,369,083	3,226,015
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,647,840	6,743,394
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(3,379,182)	(3,374,311)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	181,124	198,384	$ 195,089
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	402,749	423,970
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ (221,625)	$ (225,586)